Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Other payables, Total	$ 1,683
NIS [Member]
Statement Line Items [Line Items]
Accrued expenses	595	$ 881
Deferred revenue	263	369
Current portion of other long-term liability	205	209
Employees and related liabilities	2,329	1,804
Government authorities	1,171	951
Current maturities in respect of government grants	1,175	642
Others	98	98
Other payables, Total	$ 5,836	$ 4,954